Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Segments
Schedule of operating segments

	Three Months Ended
	March 31,
	2024	2023
Revenues
Specialized BioTherapeutics	$117,029	$155,365
Public Health Solutions	—	101,813
Total	$117,029	$257,178

Income (loss) from Operations
Specialized BioTherapeutics	$(860,604)	$(910,377)
Public Health Solutions	(45,997)	427
Corporate	(1,210,490)	(1,240,739)
Total	$(2,117,091)	$(2,150,689)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$953	$1,071
Public Health Solutions	159	178
Corporate	476	536
Total	$1,588	$1,785

Other (Expense) Income, Net
Specialized BioTherapeutics	$7,540	$6,082
Corporate	194,224	(62,699)
Total	$201,764	$(56,617)

Share-Based Compensation
Specialized BioTherapeutics	$20,672	$27,427
Public Health Solutions	588	994
Corporate	38,701	45,213
Total	$59,961	$73,634

	As of	As of
	March 31,	December 31,
	2024	2023
Identifiable Assets
Specialized BioTherapeutics	$301,709	$272,099
Public Health Solutions	120,475	3,976
Corporate	7,636,201	9,521,251
Total	$8,058,385	$9,797,326

	For the Years Ended
	December 31,
	2023	2022
Revenues
Specialized BioTherapeutics	$395,124	$31,929
Public Health Solutions	444,235	916,982
Total	$839,359	$948,911

Income (loss) from Operations
Specialized BioTherapeutics	$(2,812,303)	$(7,614,988)
Public Health Solutions	(36,531)	26,612
Corporate	(4,849,106)	(6,650,528)
Total	$(7,697,940)	$(14,238,904)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$3,932	$10,087
Public Health Solutions	655	1,681
Corporate	1,967	12,794
Total	$6,554	$24,562

Other (Expense) Income, Net
Specialized BioTherapeutics	$25,267	$102,320
Corporate	(235,860)	(816,690)
Total	$(210,593)	$(714,370)

Share-Based Compensation
Specialized BioTherapeutics	$145,683	$138,075
Public Health Solutions	4,782	4,804
Corporate	219,717	190,510
Total	$370,182	$333,389

	As of December 31,

	2023	2022
Identifiable Assets
Specialized BioTherapeutics	$272,099	$103,742
Public Health Solutions	3,976	121,290
Corporate	9,521,251	14,054,685
Total	$9,797,326	$14,279,717